Statements of Changes in Net Assets Available for Benefits - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contributions:
Employer	$ 299,775	$ 273,418
Participant	679,787	710,929
Rollover	55,763	149,208
Total contributions	1,035,325	1,133,555
Investment income
Interest on notes receivable from participants	13,621	15,199
Plan's interest in Master Trust net investment gain	1,838,120	1,320,247
Total investment income	1,851,741	1,335,446
Other income	7,629	0
Total additions	2,894,695	2,469,001
Deductions:
Benefits paid to participants and other deductions	1,587,194	1,967,542
Administrative expenses	18,911	12,961
Total deductions	1,606,105	1,980,503
Net increase before net assets transferred	1,288,590	488,498
Net assets transferred to the Worthington Enterprises, Inc. 401(k) Plan for Collectively Bargained Employees	(48)	(14,983)
Net increase in net assets	1,288,542	473,515
Net assets available for benefits at beginning of year	12,011,790	11,538,275
Net assets available for benefits at end of year	$ 13,300,332	$ 12,011,790